Supplemental Schedule of Noncash Investing and Financing Activities - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended			1 Months Ended	0 Months Ended
	Dec. 18, 2009	Dec. 31, 2010 USD ($)	Dec. 18, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2008 HOST HOTELS & RESORTS, INC. USD ($)	Sep. 02, 2010 HOST HOTELS & RESORTS, INC. W New York Union Square USD ($)	Jul. 22, 2010 HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly Leasehold Interest USD ($)	Jul. 22, 2010 HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly Leasehold Interest GBP (£)	Mar. 12, 2008 HOST HOTELS & RESORTS, INC. San Diego Marriott Hotel Marina USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2008 HOST HOTELS & RESORTS L.P. USD ($)	Mar. 12, 2008 HOST HOTELS & RESORTS L.P. USD ($)	Sep. 02, 2010 HOST HOTELS & RESORTS L.P. W New York Union Square USD ($)	Jul. 22, 2010 HOST HOTELS & RESORTS L.P. Le Meridien Piccadilly Leasehold Interest GBP (£)	Jul. 22, 2010 HOST HOTELS & RESORTS L.P. Le Meridien Piccadilly Leasehold Interest USD ($)	Mar. 12, 2008 HOST HOTELS & RESORTS L.P. San Diego Marriott Hotel Marina USD ($)	Sep. 02, 2010 W New York Union Square USD ($)
Schedule of Cash Flow, Supplemental [Line Items]
Shares issued				1,200,000	3,400,000	8,800,000
Value of shares issued				$ 15	$ 18	$ 119
Ownership percentage acquired							90.00%								90.00%				90.00%
Mortgage debt assumed in acquisition							115								115				115
Fair value of mortgage debt assumed in acquisition		254					119	51	33						119	33	51		119
Other liabilities							8.5								8.5				8.5
Capital lease obligation assumed in acquisition		58						58	38							38	58
Common stock dividends paid in shares (shares)	13,400,000		13,400,000
Common stock dividends - value			140
Percentage of sales										1.70%								1.70%
OP Units exchanged for ownership right										5,575,540								5,575,540
OP Units exchanged for ownership right, value										93								93
Closing date stock price of Host Hotels & Resorts, Inc stock										$ 16.68				$ 16.68
Common operating partnership units, value											$ 15	$ 18	$ 119
Shares issued for converted units, shares											1,200,000	3,400,000	8,800,000